Ariel Fund
Ariel Fund
Investment objective
Ariel Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.

Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ariel Fund Ariel Fund-Ariel Fund
Management fees	0.59%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	1.06%

The example below illustrates the expenses you would pay on a  $10,000 investment in Ariel Fund.  It assumes the Fund earned an annual return of 5% each year, the
Fund's operating expenses remain the same and that you redeem your shares at the end of each time period. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Your actual expenses may be greater or less than the amounts shown.
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Ariel Fund Ariel Fund-Ariel Fund	108	337	585	1,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal investment strategy
Ariel Fund invests primarily in common stocks of companies with market capitalizations between  $1 billion and  $5 billion, measured at the time of purchase.  Over time, the market capitalizations for the Fund's portfolio companies may change.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time-generally five years.  As long as a portfolio company otherwise meets the
Fund's investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in quality companies in industries in which Ariel
Investments, LLC ("Ariel" or the "Adviser") has expertise such as the financial services and consumer discretionary sectors.  The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams and solid financials.  Ariel's strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor-generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, or if there are material changes to a company's fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Fund is a diversified fund that generally will not hold more than 50 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

o Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.
  The performance of such stocks could also be more volatile.

o The general level of stock prices could decline.

o The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart below and the table on the following page show two aspects of the
Fund: variability and performance.  The bar chart shows the variability of the
Fund's annual total returns over time by showing changes in the Fund's performance from year to year.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, please visit the Fund's website at arielinvestments.com or call 800.292.7435.
The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for Year Ended December 31
Best Quarter:   2Q'09   +34.75%   Worst Quarter:  4Q'08   -34.28%

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as
Individual Retirement Accounts (IRAs).

Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns Ariel Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S & P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	9.51%	Nov 6, 1986
Russell 2500 Value Index	Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)	24.82%	3.85%	8.53%	11.34%	Nov 6, 1986
Russell 2500 Index	Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	26.71%	4.86%	6.98%	10.57%	Nov 6, 1986
Ariel Fund-Ariel Fund	Return Before Taxes	25.97%	2.93%	7.03%	11.39%	Nov 6, 1986
Ariel Fund-Ariel Fund After Taxes on Distributions	Return After Taxes on Distributions	25.97%	2.41%	6.49%	9.82%	Nov 6, 1986
Ariel Fund-Ariel Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.88%	2.47%	6.10%	9.55%	Nov 6, 1986

Ariel Fund | Ariel Fund-Ariel Fund

Ariel Appreciation Fund
Ariel Appreciation Fund
Investment objective
Ariel Appreciation Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.

Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ariel Appreciation Fund Ariel Appreciation Fund-Ariel Appreciation Fund
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.18%

The example below illustrates the expenses you would pay on a  $10,000 investment in Ariel Appreciation Fund.  It assumes the Fund earned an annual return of 5%
each year, the Fund's operating expenses remain the same and that you redeem your shares at the end of each time period.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Your actual expenses may be greater or less than the amounts shown.
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Ariel Appreciation Fund Ariel Appreciation Fund-Ariel Appreciation Fund	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal investment strategy
Ariel Appreciation Fund invests primarily in common stocks of companies with market capitalizations between  $2.5 billion and  $15 billion measured at the time of purchase.  Over time, the market capitalizations for the Fund's portfolio companies may change.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time-generally five years.  As long as a portfolio company otherwise meets the
Fund's investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in quality companies in industries in which Ariel has expertise such as the financial services and consumer discretionary sectors.
The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams and solid financials.  Ariel's strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor-generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, or if there are material changes to a company's fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Appreciation Fund is a diversified fund that generally will not hold more than 50 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

o Medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

o The general level of stock prices could decline.

o The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart below and the table on the following page show two aspects of the
Fund: variability and performance.  The bar chart shows the variability of the
Fund's annual total returns over time by showing changes in the Fund's performance from year to year.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, please visit the Fund's website at arielinvestments.com or call 800.292.7435.
The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31
Best Quarter:   2Q'09   +29.74%   Worst Quarter:   4Q'08   -29.88%

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as
Individual Retirement Accounts (IRAs).

Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns Ariel Appreciation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S & P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.54%	Dec 1, 1989
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)	24.75%	4.08%	8.07%	11.30%	Dec 1, 1989
Russell Midcap Index	Russell Midcap Index (reflects no deductions for fees, expenses or taxes)	25.48%	4.66%	6.54%	11.04%	Dec 1, 1989
Ariel Appreciation Fund-Ariel Appreciation Fund	Return Before Taxes	19.61%	4.79%	7.22%	10.73%	Dec 1, 1989
Ariel Appreciation Fund-Ariel Appreciation Fund After Taxes on Distributions	Return After Taxes on Distributions	19.61%	3.80%	6.53%	9.50%	Dec 1, 1989
Ariel Appreciation Fund-Ariel Appreciation Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.76%	3.85%	6.17%	9.16%	Dec 1, 1989

Ariel Appreciation Fund | Ariel Appreciation Fund-Ariel Appreciation Fund

Ariel Focus Fund
Ariel Focus Fund
Investment objective
Ariel Focus Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.

Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ariel Focus Fund Ariel Focus Fund-Ariel Focus Fund
Management fees		0.75%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.58%
Total annual operating expenses	[1]	1.58%
Less fee waiver or expense reimbursement		(0.33%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.25%
[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Focus Fund's total annual operating expenses to 1.25% of net assets through the end of the fiscal year ending September 30, 2012. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2012.

The example below illustrates the expenses you would pay on a  $10,000 investment in Ariel Focus Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund's operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2012.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Your actual expenses may be greater or less than the amounts shown.
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Ariel Focus Fund Ariel Focus Fund-Ariel Focus Fund	127	432	796	1,821

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal investment strategy
Ariel Focus Fund invests primarily in common stocks of companies with market capitalizations in excess of  $10 billion measured at the time of purchase.  Over time, the market capitalizations for the Fund's portfolio companies may change.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time-generally five years.  As long as a portfolio company otherwise meets the
Fund's investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in quality companies in industries in which Ariel has expertise such as the financial services and consumer discretionary sectors.
The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams and solid financials.  Ariel's strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor-generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, or if there are material changes to a company's fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Focus Fund is a non-diversified fund, which means that the Fund could own as few as 12 securities, but will generally own about 20 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks of investing in the Fund are:

o As the Fund holds relatively few stocks, a fluctuation in one stock could significantly affect overall performance.

o The stocks in companies held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.

o The general level of stock prices could decline.

o The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart below and the table on the following page show two aspects of the
Fund: variability and performance.  The bar chart shows the variability of the
Fund's annual total returns over time by showing changes in the Fund's performance from year to year.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, please visit the Fund's website at arielinvestments.com or call 800.292.7435.
The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31
Best Quarter:   2Q'09   +22.87%   Worst Quarter:   4Q'08   -26.82%

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as
Individual Retirement Accounts (IRAs).

Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns Ariel Focus Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S & P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	3.12%	Jun 30, 2005
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.26%	2.09%	Jun 30, 2005
Ariel Focus Fund-Ariel Focus Fund	Return Before Taxes	11.13%	0.92%		1.86%	Jun 30, 2005
Ariel Focus Fund-Ariel Focus Fund After Taxes on Distributions	Return After Taxes on Distributions	11.09%	0.76%		1.64%	Jun 30, 2005
Ariel Focus Fund-Ariel Focus Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.29%	0.76%		1.53%	Jun 30, 2005

Ariel Focus Fund | Ariel Focus Fund-Ariel Focus Fund

Ariel Discovery Fund
Ariel Discovery Fund
Investment objective
Ariel Discovery Fund pursues long-term capital appreciation.

Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ariel Discovery Fund Ariel Discovery Fund-Ariel Discovery Fund
Management fees		1.00%
Distribution and service (12b-1) fees		0.25%
Other expenses	[1]	2.77%
Total annual operating expenses		4.02%
Less fee waiver or expense reimbursement		(2.52%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.50%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.

The example below illustrates the expenses you would pay on a  $10,000 investment in Ariel Discovery Fund.  It assumes that the Fund earned an annual return of 5%
each year, the Fund's operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2014.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Your actual expenses may be greater or less than the amounts shown.
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Ariel Discovery Fund Ariel Discovery Fund-Ariel Discovery Fund	153	474

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal investment strategy
Ariel Discovery Fund invests primarily in common stocks of companies with market capitalizations under  $2 billion, measured at the time of purchase.  Over time, the market capitalizations for the Fund's portfolio companies may change.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time-generally with an investment time horizon of five years.  As long as a portfolio company otherwise meets the Fund's investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in companies which trade at low price-to-book ratios and have strong balance sheets.  The Fund only buys when Ariel believes these businesses are selling at deep discounts to their intrinsic value.

Individual company valuations will be based on assets, earnings power, or a combination of the two.  Flexibility in determining the proper valuation metric for a given company will be a key component of the Fund's strategy.  We believe this approach creates a portfolio of well-researched stocks.  The Fund is managed on a dynamic basis as companies which approach fair value are likely to be sold and replaced by those with deeper discounts to intrinsic value.  The
Fund may hold cash when values are difficult to identify.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Discovery Fund is a diversified fund that generally will not hold more than 50 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

o Small capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.  Small capitalization companies often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources.

o The general level of stock prices could decline.

o The Fund is new with no operating history and there can be no assurance that the Fund will grow to an economically viable size.  The Fund may be liquidated without shareholder approval which may trigger tax consequences upon liquidation.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The inception date for the Fund is January 31, 2011.  Performance information will be available after the Fund has been in operation for one full calendar year.  The Fund's performance will then be compared to a broad measure of market performance to give some indication of the risks of investing in the Fund.  To obtain updated performance information, please visit the Fund's website at
arielinvestments.com or call 800.292.7435.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	ARIEL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000798365
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
ProspectusDate	rr_ProspectusDate	Jan 28, 2011
Ariel Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Ariel Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Ariel Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a  $10,000 investment in Ariel Fund.  It assumes the Fund earned an annual return of 5% each year, the
Fund's operating expenses remain the same and that you redeem your shares at the end of each time period. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Your actual expenses may be greater or less than the amounts shown.
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Ariel Fund invests primarily in common stocks of companies with market capitalizations between  $1 billion and  $5 billion, measured at the time of purchase.  Over time, the market capitalizations for the Fund's portfolio companies may change.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time-generally five years.  As long as a portfolio company otherwise meets the
Fund's investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in quality companies in industries in which Ariel
Investments, LLC ("Ariel" or the "Adviser") has expertise such as the financial services and consumer discretionary sectors.  The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams and solid financials.  Ariel's strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor-generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, or if there are material changes to a company's fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Fund is a diversified fund that generally will not hold more than 50 securities in its portfolio.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

o Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.
  The performance of such stocks could also be more volatile.

o The general level of stock prices could decline.

o The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below and the table on the following page show two aspects of the
Fund: variability and performance.  The bar chart shows the variability of the
Fund's annual total returns over time by showing changes in the Fund's performance from year to year.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, please visit the Fund's website at arielinvestments.com or call 800.292.7435.
The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.292.7435
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.
Annual Return, Caption	rr_AnnualReturnCaption	Total Return for Year Ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   2Q'09   +34.75%   Worst Quarter:  4Q'08   -34.28%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as
Individual Retirement Accounts (IRAs).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2010
Ariel Fund | Ariel Fund-Ariel Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARGFX
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2001	rr_AnnualReturn2001	14.21%
Annual Return 2002	rr_AnnualReturn2002	(5.18%)
Annual Return 2003	rr_AnnualReturn2003	28.04%
Annual Return 2004	rr_AnnualReturn2004	21.97%
Annual Return 2005	rr_AnnualReturn2005	0.92%
Annual Return 2006	rr_AnnualReturn2006	10.35%
Annual Return 2007	rr_AnnualReturn2007	(1.70%)
Annual Return 2008	rr_AnnualReturn2008	(48.25%)
Annual Return 2009	rr_AnnualReturn2009	63.42%
Annual Return 2010	rr_AnnualReturn2010	25.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.28%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1986
Ariel Fund | Ariel Fund-Ariel Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1986
Ariel Fund | Ariel Fund-Ariel Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1986
Ariel Fund | S & P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1986
Ariel Fund | Russell 2500 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1986
Ariel Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1986
Ariel Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Ariel Appreciation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Ariel Appreciation Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a  $10,000 investment in Ariel Appreciation Fund.  It assumes the Fund earned an annual return of 5%
each year, the Fund's operating expenses remain the same and that you redeem your shares at the end of each time period.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Your actual expenses may be greater or less than the amounts shown.
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Ariel Appreciation Fund invests primarily in common stocks of companies with market capitalizations between  $2.5 billion and  $15 billion measured at the time of purchase.  Over time, the market capitalizations for the Fund's portfolio companies may change.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time-generally five years.  As long as a portfolio company otherwise meets the
Fund's investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in quality companies in industries in which Ariel has expertise such as the financial services and consumer discretionary sectors.
The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams and solid financials.  Ariel's strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor-generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, or if there are material changes to a company's fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Appreciation Fund is a diversified fund that generally will not hold more than 50 securities in its portfolio.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

o Medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.

o The general level of stock prices could decline.

o The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below and the table on the following page show two aspects of the
Fund: variability and performance.  The bar chart shows the variability of the
Fund's annual total returns over time by showing changes in the Fund's performance from year to year.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, please visit the Fund's website at arielinvestments.com or call 800.292.7435.
The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.292.7435
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.
Annual Return, Caption	rr_AnnualReturnCaption	Total Return for the Year Ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   2Q'09   +29.74%   Worst Quarter:   4Q'08   -29.88%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as
Individual Retirement Accounts (IRAs).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2010
Ariel Appreciation Fund | Ariel Appreciation Fund-Ariel Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAAPX
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual operating expenses	rr_ExpensesOverAssets	1.18%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2001	rr_AnnualReturn2001	16.23%
Annual Return 2002	rr_AnnualReturn2002	(10.36%)
Annual Return 2003	rr_AnnualReturn2003	30.97%
Annual Return 2004	rr_AnnualReturn2004	13.10%
Annual Return 2005	rr_AnnualReturn2005	2.92%
Annual Return 2006	rr_AnnualReturn2006	10.94%
Annual Return 2007	rr_AnnualReturn2007	(1.40%)
Annual Return 2008	rr_AnnualReturn2008	(40.74%)
Annual Return 2009	rr_AnnualReturn2009	62.96%
Annual Return 2010	rr_AnnualReturn2010	19.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.88%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1989
Ariel Appreciation Fund | Ariel Appreciation Fund-Ariel Appreciation Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1989
Ariel Appreciation Fund | Ariel Appreciation Fund-Ariel Appreciation Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1989
Ariel Appreciation Fund | S & P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1989
Ariel Appreciation Fund | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1989
Ariel Appreciation Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1989
Ariel Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Ariel Focus Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Ariel Focus Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a  $10,000 investment in Ariel Focus Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund's operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2012.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Your actual expenses may be greater or less than the amounts shown.
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Ariel Focus Fund invests primarily in common stocks of companies with market capitalizations in excess of  $10 billion measured at the time of purchase.  Over time, the market capitalizations for the Fund's portfolio companies may change.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time-generally five years.  As long as a portfolio company otherwise meets the
Fund's investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in quality companies in industries in which Ariel has expertise such as the financial services and consumer discretionary sectors.
The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams and solid financials.  Ariel's strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor-generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, or if there are material changes to a company's fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Focus Fund is a non-diversified fund, which means that the Fund could own as few as 12 securities, but will generally own about 20 securities in its portfolio.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks of investing in the Fund are:

o As the Fund holds relatively few stocks, a fluctuation in one stock could significantly affect overall performance.

o The stocks in companies held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.

o The general level of stock prices could decline.

o The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below and the table on the following page show two aspects of the
Fund: variability and performance.  The bar chart shows the variability of the
Fund's annual total returns over time by showing changes in the Fund's performance from year to year.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, please visit the Fund's website at arielinvestments.com or call 800.292.7435.
The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.292.7435
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.
Annual Return, Caption	rr_AnnualReturnCaption	Total Return for the Year Ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   2Q'09   +22.87%   Worst Quarter:   4Q'08   -26.82%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs).
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as
Individual Retirement Accounts (IRAs).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2010
Ariel Focus Fund | Ariel Focus Fund-Ariel Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARFFX
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	1.58%	[1]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2012.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	796
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,821
Annual Return 2006	rr_AnnualReturn2006	11.58%
Annual Return 2007	rr_AnnualReturn2007	(2.54%)
Annual Return 2008	rr_AnnualReturn2008	(35.09%)
Annual Return 2009	rr_AnnualReturn2009	33.46%
Annual Return 2010	rr_AnnualReturn2010	11.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.82%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Ariel Focus Fund | Ariel Focus Fund-Ariel Focus Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Ariel Focus Fund | Ariel Focus Fund-Ariel Focus Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Ariel Focus Fund | S & P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Ariel Focus Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Ariel Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Ariel Discovery Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Ariel Discovery Fund pursues long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a  $10,000 investment in Ariel Discovery Fund.  It assumes that the Fund earned an annual return of 5%
each year, the Fund's operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2014.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Your actual expenses may be greater or less than the amounts shown.
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Ariel Discovery Fund invests primarily in common stocks of companies with market capitalizations under  $2 billion, measured at the time of purchase.  Over time, the market capitalizations for the Fund's portfolio companies may change.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time-generally with an investment time horizon of five years.  As long as a portfolio company otherwise meets the Fund's investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in companies which trade at low price-to-book ratios and have strong balance sheets.  The Fund only buys when Ariel believes these businesses are selling at deep discounts to their intrinsic value.

Individual company valuations will be based on assets, earnings power, or a combination of the two.  Flexibility in determining the proper valuation metric for a given company will be a key component of the Fund's strategy.  We believe this approach creates a portfolio of well-researched stocks.  The Fund is managed on a dynamic basis as companies which approach fair value are likely to be sold and replaced by those with deeper discounts to intrinsic value.  The
Fund may hold cash when values are difficult to identify.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Discovery Fund is a diversified fund that generally will not hold more than 50 securities in its portfolio.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

o Small capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.  Small capitalization companies often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources.

o The general level of stock prices could decline.

o The Fund is new with no operating history and there can be no assurance that the Fund will grow to an economically viable size.  The Fund may be liquidated without shareholder approval which may trigger tax consequences upon liquidation.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The inception date for the Fund is January 31, 2011.  Performance information will be available after the Fund has been in operation for one full calendar year.  The Fund's performance will then be compared to a broad measure of market performance to give some indication of the risks of investing in the Fund.  To obtain updated performance information, please visit the Fund's website at
arielinvestments.com or call 800.292.7435.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.292.7435
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Ariel Discovery Fund | Ariel Discovery Fund-Ariel Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDFX
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.77%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	4.02%
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.52%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2014.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474

[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Focus Fund's total annual operating expenses to 1.25% of net assets through the end of the fiscal year ending September 30, 2012. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2012.
[2]	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.